GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule of the Carrying Amount of Goodwill by Reporting Unit

The carrying amount of goodwill by reporting unit is as follows:

	Overseas art study	Other Educational
	services	Services	Consolidate
	RMB	RMB	RMB
Balance as of December 31, 2023 and 2024	177,581,176	18,708,316	196,289,492

Summary of Company's Intangible Assets

The following table summarizes the Company’s intangible assets, as of December 31, 2023 and 2024.

	December 31, 2023
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	79,000,000	(34,891,667)	—	44,108,333	10
Non-compete arrangements (ii)	56,000,000	(41,222,222)	—	14,777,778	6
Total intangible assets	135,000,000	(76,113,889)	—	58,886,111

	December 31, 2024
					Weighted
	Gross	Accumulated		Net	average
	carrying	amortization		carrying	amortization
	amount	/deduction	Impairment	amount	period
	RMB	RMB	RMB	RMB	Years
Trademark (i)	84,000,000	(43,208,333)	—	40,791,667	10
Non-compete arrangements (ii)	56,000,000	(50,555,556)	—	5,444,444	6
Total intangible assets	140,000,000	(93,763,889)	—	46,236,111

Summary of Total Amortization Expense Recognized

Total amortization expense recognized for the years ended December 31, 2022, 2023 and 2024 is allocated to the following expense items:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	240,000	—	—
General and administrative	17,233,333	17,233,333	17,650,000
Total amortization expense	17,473,333	17,233,333	17,650,000
(i)

Trademark was recorded as a result of the acquisition of Huanqiuyimeng businesses. The increase in gross carrying amount of trademark as of December 31, 2024 was related to acquisition of third-party trademarks.

(ii)	Non-compete arrangements were recorded as a result of the acquisition of Huanqiuyimeng businesses.

Schedule of Estimated Amortization Expense

As of December 31, 2024, the estimated amortization expense for the next five years and thereafter are as follows:

December 31
RMB
2025	13,844,444
2026	8,400,000
2027	8,400,000
2028	8,400,000
2029	5,108,333
Thereafter	2,083,334
Total estimated amortization expense	46,236,111